Derecognition And Offset Of Financial Instruments - Transferred Financial Assets That Do Not Meet The Condition Of Derecognition In Their Entirety (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		₩ 7,000,373	₩ 1,561,140
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Nature of financial assets transferred during period which do not qualify for derecognition		Nomura Financial Investment (Korea) Co., Ltd	Nomura Financial Investment (Korea) Co., Ltd
Book value of assets transferred		₩ 101,439	₩ 0
Financial assets at FVTOCI
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		5,053,180	248,394
Financial assets at FVTPL
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		1,935,048	1,271,304
Securities at amortized cost
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred		12,145	41,442
Bonds sold under repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of Related liabilities		₩ 6,678,468	₩ 1,530,767
Korean treasury and government bonds
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Nature of financial assets transferred during period which do not qualify for derecognition		Korea Securities Depository and others	Korea Securities Depository and others
Book value of assets transferred		₩ 5,573,299	₩ 0
Korean treasury and government bonds | Financial assets at fair value through profit or loss, category
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Nature of financial assets transferred during period which do not qualify for derecognition		The Korea Securities Finance Corporation	The Korea Securities Finance Corporation
Book value of assets transferred		₩ 0	₩ 12,361
Assets transferred | Loans At Amortized Costs
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of assets transferred	[1]	4,194,597	5,205,022
Related liabilities | Asset Backed Borrowings
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of Related liabilities	[1]	2,187,733	2,153,730
Related liabilities | Asset Backed Bonds
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Book value of Related liabilities	[1]	₩ 1,212,423	₩ 1,830,672

[1]	The carrying amount is the amount before the allowance for bad debts.